Notes Payable (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of credit facilities with banks
		Origination	Maturity	March 31,	March 31,
Beneficiary(1)	Endorser	date	date	2022	2021
Jiuzhou Pharmacy	HUB	10/10/20	04/10/21	$-	$820,847
Jiuzhou Pharmacy	HUB	11/09/20	05/09/21	-	5,715,776
Jiuzhou Pharmacy	HUB	12/17/20	06/17/21	-	1,233,353
Jiuzhou Pharmacy	HUB	12/25/20	06/25/21	-	990,951
Jiuzhou Pharmacy	HUB	12/30/20	06/30/21	-	1,300,222
Jiuzhou Pharmacy	HUB	02/05/21	08/05/21	-	3,075,672
Jiuzhou Pharmacy	HUB	03/12/21	09/12/21	-	5,437,655
Jiuxin Medicine	HUB	12/07/20	06/07/21	-	2,419,382
Jiuxin Medicine	HUB	12/30/20	06/30/21	-	4,503,905
Jiuxin Medicine	HUB	03/12/21	09/12/21	-	165,870
Jiuzhou Pharmacy	HUB	10/18/21	04/18/22	2,879,656	-
Jiuzhou Pharmacy	HUB	11/12/21	05/12/22	5,891,074	-
Jiuzhou Pharmacy	HUB	11/23/21	05/23/22	378,591	-
Jiuzhou Pharmacy	HUB	11/29/21	05/29/22	901,519	-
Jiuzhou Pharmacy	HUB	12/14/21	06/14/22	865,098	-
Jiuzhou Pharmacy	HUB	12/24/21	06/24/22	1,954,002	-
Jiuzhou Pharmacy	HUB	12/29/21	06/30/22	3,692,661
Jiuzhou Pharmacy	HUB	02/16/22	08/17/22	4,141,923	-
Jiuzhou Pharmacy	HUB	03/17/22	09/17/22	5,299,449	-
Jiuzhou Pharmacy	BOH	03/23/22	09/23/22	297,747
Jiuxin Medicine	HUB	10/18/21	04/18/22	550,534	-
Jiuxin Medicine	HUB	12/14/21	06/14/22	2,497,906	-
Jiuxin Medicine	HUB	12/29/21	06/30/22	3,050,179
Jiuxin Medicine	HUB	03/17/22	09/17/22	1,788,683	-
Total				$34,189,022	$25,663,633

(1)	As of March 31, 2022, the Company had $34,189,022 (RMB 216,734,469) of notes payable from HUB and BOH. The Company is required to hold restricted cash in the amount of $16,786,296 (RMB 106,413,368) with HUB and BOH as collateral against these bank notes. Included in the restricted cash is a total of $9,070,402 three-year deposit (RMB57,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2021, the Company had $25,663,633 (RMB 168,336,897) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,501,401 (RMB 82,001,136) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $6,860,430 three-year deposit (RMB 45,000,000) deposited into HUB as a collateral for current and future notes payable from HUB.